Tax provision - Deferred income tax liabilities (assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 704	$ 255	$ 187
Deferred income tax assets	(8)	(9)	(8)
Deferred income tax liabilities	712	264	195
Deferred tax assets, net operating losses and other carryforwards	75
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	68
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	409
Property, plant, equipment and intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	781	347	309
Reforestation and decommissioning obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(30)	(28)	(26)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(64)	(87)	(67)
Net investment in newsprint operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	44	46	15
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(10)	(14)	(41)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (17)	$ (9)	$ (3)